Trade receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Utilization of reversal of provisions for doubtful trade receivables	$ 19,294	$ 19,348	$ 18,567
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable at beginning of period	(95)	(126)	(190)
Impact of business combinations			(1)
Provisions for doubtful trade receivables charged to the consolidated income statement	(59)	(89)	(47)
Utilization of reversal of provisions for doubtful trade receivables	13	12	39
Reversal of provisions for doubtful trade receivables	53	53	61
Currency translation effects	(5)	1	12
Provision for doubtful receivable at end of period	$ (93)	(95)	(126)
Continuing operations [member] | Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provisions for doubtful trade receivables charged to the consolidated income statement		(89)	(30)
Reversal of provisions for doubtful trade receivables		53	44
Discontinued operations [member] | Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable at beginning of period		$ 54
Provision for doubtful receivable at end of period			$ 54